UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

AOMT II, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to __________

Date of Report (Date of earliest event reported):

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Angel Oak Mortgage Trust 2022-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001877632

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ____

Adam Langley, Chief Compliance Officer, (404) 637-0412

Name and telephone number, including area code of the person to contact in connection with this filing

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

Item 1.03	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

Not Applicable.

EXPLANATORY NOTE

This Form ABS-15G is supplemented by the Form ABS 15G filed by Angel Oak Mortgage Trust I, LLC and Angel Oak Mortgage Trust I, LLC 2018-2 on March 20, 2018 (Accession Number: 0001387131-18-002578) (the “Prior Filing”). The Prior Filing provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the AOMT 2018-2 securitization transaction (the “Prior Transaction”). Exhibit 99.1 identifies the mortgage loan that was included in the Prior Transaction and that will be included in the AOMT 2022-1 securitization transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AOMT II, LLC
(Depositor)

By:	/s/ Adam Langley
Name:	Adam Langley
Title:	Chief Compliance Officer

Date: January 28, 2022

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary, including Exhibit A thereto listing the Mortgage Loan previously reviewed by AMC (Form ABS-15G filed on June 8, 2018, Accession Number: 0001387131-18-002578, Exhibits 99.3 through 99.8)
99.2	AMC Valuation Summary
99.3	AMC Exception Grades
99.4	AMC Rating Agency Grades
99.5	AMC Data Compare Summary
99.6	Consolidated Analytics, Inc. (“Consolidated”) Executive Summary
99.7	Consolidated Due Diligence Report
99.8	Consolidated Valuation Report
99.9	Consolidated Grading Summary Report
99.10	Consolidated Data Compare Report
99.11	Covius Real Estate Services, LLC (“Covius”) Executive Summary
99.12	Covius Rating Agency Exceptions Matrix
99.13	Covius Rating Agency Grades
99.14	Covius Rating Agency Data Compare
99.15	Covius Rating Agency Valuation Report
99.16	Infinity IPS, Inc. (“Infinity”) Executive Summary
99.17	Infinity Agency Grade Report
99.18	Infinity Data Compare
99.19	Infinity Disposition and Comments Report
99.20	Infinity Individual Exception Report
99.21	Infinity Valuation Report
99.22	Inglet Blair, LLC (“IB”) Executive Summary
99.23	IB Exception Report
99.24	IB Data Comparison
99.25	IB Final Grading Summary
99.26	IB Valuation Report
99.27	Selene Diligence LLC ("Selene") Due Diligence Review Narrative
99.28	Selene Rating Agency Grading
99.29	Selene Findings Detail
99.30	Selene Valuation Summary
99.31	Selene Data Compare
99.32	Recovco Mortgage Management ("Recovco") Executive Summary
99.33	Recovco Rating Agency Grades
99.34	Recovco Loan Level Exceptions
99.35	Recovco Exception Level
99.36	Recovco Valuation Summary
99.37	Recovco Data Comparison
99.38	Clayton Services LLC ("Clayton") Due Diligence Narrative Report
99.39	Clayton Loan Level Tape Compare
99.40	Clayton Valuation Summary
99.41	Clayton Waived Conditions Summary
99.42	Clayton Conditions Detail